Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pledged Assets [Line items]
Short-term secured borrowings	$ 453,000	$ 369,300
For customs duties	32	32
Long-term unsecured borrowings	34,500	40,500
Pledged assets	516,384	434,903
Long-term borrowings [member]
Pledged Assets [Line items]
Long-term unsecured borrowings	34,500	40,500
Land | Long-term borrowings [member]
Pledged Assets [Line items]
Assets pledged as security	27,500	27,500
Building and improvements | Long-term borrowings [member]
Pledged Assets [Line items]
Assets pledged as security	$ 35,852	$ 38,071